Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Employee Benefit Plans
Schedule of aggregate amounts charged to expense
Year ended December 31, (in millions)	Amount
2012	$45.2
2011	42.7
2010	41.1

Schedule of reconciliation of the changes in the plans' projected benefit obligations and fair value of assets as well as a statement of the funded status

	As of December 31,
(in millions)	2012	2011
Change in benefit obligation
Benefit obligation at beginning of period	$798.5	$725.9
Service costs	5.0	6.1
Interest costs	37.7	39.8
U.K. plan benefit reinstatement	—	10.9
Actuarial (gain)/loss	79.0	35.7
Termination benefits (a)	0.1	0.9
Benefits paid	(29.8)	(27.5)
Foreign currency translation	18.6	6.7
Benefit obligation at end of period	909.1	798.5
Change in plan assets
Fair value of plan assets at the beginning of period	721.1	656.3
Actual return on plan assets	61.0	53.9
Company contributions	31.6	29.9
Benefits paid	(26.4)	(25.7)
Foreign currency translation	18.5	6.7
Fair value of plan assets at end of period	805.8	721.1
Funded status of the plans	$(103.3)	$(77.4)

(a)                  Related to restructuring activities in Europe.

	Year ended December 31,
(in millions)	2012	2011
U.K. plan:
Plan benefit obligations	$(659.5)	$(574.7)
Fair value of plan assets	658.3	588.4
Net pension (liabilities) assets (a) (b)	(1.2)	13.7

U.S. and other foreign plans:
Plan benefit obligations	(249.6)	(223.8)
Fair value of plan assets	147.5	132.7
Net pension liabilities (b)	$(102.1)	$(91.1)
Funded status of the plans	$(103.3)	$(77.4)

(a)                  Pension assets are included in the “Other long-term assets” line of the Consolidated Balance Sheets.

(b)                  Pension liabilities are included in the “Other long-term liabilities” line of the Consolidated Balance Sheets.

Summary of activity in other comprehensive income, net of tax

	Year ended December 31,
(in millions)	2012	2011	2010
Total unrecognized gain/(loss) included in other comprehensive income at the beginning of period	$(88.8)	$(64.9)	$(93.4)
Unrecognized gain/(loss) arising during the period	(39.9)	(17.7)	27.1
U.K. plan benefit reinstatement	—	(7.0)	—
Amortization of deferred gains/(losses) to net periodic benefit expense (a)	1.3	0.8	1.4
Total unrecognized gain/(loss) included in other comprehensive income at end of period	$(127.4)	$(88.8)	$(64.9)

(a)                  Expected amortization of deferred losses to net periodic benefit expense in 2013 is $4.0 million pretax.

Schedule of the components of net periodic benefit cost for the plans
	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Service costs	$0.6	$0.7	$1.9	$2.1
Interest costs	9.3	9.3	28.0	27.8
Expected return on plan assets	(10.9)	(11.1)	(32.8)	(33.4)
Amortization	0.9	0.4	2.7	1.3
Net periodic benefit expense (income)	$(0.1)	$(0.7)	$(0.2)	$(2.2)

	Year ended December 31,
(in millions)	2012	2011	2010
Service costs	$5.0	$6.1	$3.1
Interest costs	37.7	39.8	40.0
Expected return on plan assets	(44.7)	(46.5)	(40.4)
Amortization	2.1	1.3	2.2
Net periodic benefit expense	$0.1	$0.7	$4.9

Schedule of weighted-average rate assumptions used in the measurement of the Company's benefit obligations
	As of December 31,
	2012	2011	2010
Discount rate	4.29%	4.75%	5.40%
Rate of compensation increase (a)	3.95%	3.77%	4.00%
(a) The rate of compensation increases generally apply to active plans.
Schedule of weighted-average rate assumptions used in the measurement of the Company's net cost

	Year ended December 31,
	2012	2011	2010
Discount rate	4.71%	5.21%	5.55%
Expected long-term return on plan assets	6.11%	6.83%	6.86%
Rate of compensation increase (a)	3.60%	4.24%	4.00%

(a)                  The rate of compensation increases generally apply to active plans.

Schedule of pension plan target asset allocation, based on the investment policy
	Target	Target
	allocation	allocation
Asset Category	U.S. plans	Foreign plans
Equity securities	40%	60%
Debt securities	60%	40%

Schedule of financial instruments included in plan assets carried and measured at fair value on a recurring basis

	As of December 31, 2012
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents	$0.6	$—	$—	$0.6
Registered investment companies:
Cash management fund	1.8	—	—	1.8
Equity funds	58.8	—	—	58.8
Fixed income securities	—	42.6	—	42.6
Private investment funds—redeemable (a)	—	698.6	—	698.6
Private investment funds—non-redeemable	—	—	0.1	0.1
Insurance annuity contracts	—	—	3.3	3.3
Total investments at fair value	$61.2	$741.2	$3.4	$805.8

(a)                  42% of portfolio is invested in equity index funds, 57% in fixed income investments and 1% in other investments.

	As of December 31, 2011
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents	$3.2	$—	$—	$3.2
Registered investment companies:
Cash management fund	1.0	—	—	1.0
Equity funds	49.1	—	—	49.1
Fixed income funds	14.2	—	—	14.2
Fixed income securities	—	35.1	—	35.1
Private investment funds—redeemable (a)	—	613.1	—	613.1
Private investment funds—non- redeemable	—	—	1.0	1.0
Insurance annuity contracts	—	—	4.4	4.4
Total investments at fair value	$67.5	$648.2	$5.4	$721.1

(a)              46% of portfolio is invested in equity index funds and 54% in fixed income investments.

Schedule of fair value measurement using significant unobservable inputs (level 3)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(in millions)	Insurance annuity contracts	Private investment funds non-redeemable
Beginning balance as of January 1, 2011	$4.4	$0.3
Transfer in from level 2 (a)	—	1.4
Settlements	—	(0.7)
Ending balance as of December 31, 2011	4.4	1.0
Actual return on plan assets	—	0.1
Settlements	(1.1)	(1.0)
Ending balance as of December 31, 2012	$3.3	$0.1

(a)                  The plans value transfers into Level 3 utilizing values as of the beginning of the period.

Schedule of estimated future benefit payments, which reflect expected future service
Year ended December 31, (in millions)	Amount

2013	$26.4
2014	27.3
2015	29.3
2016	32.1
2017	33.6
2018-2022	199.6